Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 2,602	$ 2,504
Disposals		(55)
Recognized in Income Statement	280	(454)
Recognized in Other Comprehensive Income	(87)	(366)
Recognized in Equity	25	6
Translation and Other	(32)	59
Ending balance	2,228	2,602
Loss carryforwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	705	1,019
Disposals		(18)
Recognized in Income Statement	(210)	(278)
Recognized in Equity		(1)
Translation and Other	2	(17)
Ending balance	497	705
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	8,443	5,466
Recognized in Income Statement	1,063	3,093
Recognized in Equity		(1)
Translation and Other	(134)	(115)
Ending balance	9,372	8,443
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	226	242
Recognized in Income Statement		4
Recognized in Other Comprehensive Income	(10)	(20)
Translation and Other	(1)
Ending balance	215	226
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	0	261
Recognized in Income Statement		(253)
Translation and Other		(8)
Ending balance		0
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	1
Recognized in Income Statement		0
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(1,046)	(959)
Recognized in Income Statement	5	(110)
Recognized in Other Comprehensive Income	(2)
Recognized in Equity	1
Translation and Other	9	23
Ending balance	(1,033)	(1,046)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(4,704)	(2,689)
Recognized in Income Statement	(1,254)	(1,863)
Recognized in Other Comprehensive Income	(59)	(347)
Recognized in Equity	2	39
Translation and Other	72	156
Ending balance	(5,943)	(4,704)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(69)	(87)
Recognized in Income Statement	13	17
Translation and Other		1
Ending balance	(56)	(69)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(876)	(847)
Recognized in Income Statement	24	(49)
Translation and Other	3	20
Ending balance	(849)	(876)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(78)	97
Disposals		(37)
Recognized in Income Statement	79	(107)
Recognized in Other Comprehensive Income	(16)	1
Recognized in Equity	22	(31)
Translation and Other	17	(1)
Ending balance	$ 24	$ (78)